Revenues - Schedule of Contract Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract with Customer, Liability, Current	$ 216,970,000	$ 195,725,000
Contract with Customer, Liability, Noncurrent	45,247,000	47,098,000
Contract with Customer, Liability	262,217,000	242,823,000	$ 194,882,000
ContractWithCustomerLiabilityRevenueRecognized2023	$ 180,014,000	$ 141,307,000